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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):           [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:

  /s/  Edward M. Giles              New York, NY           8/1/2011
 ----------------------           ----------------        -----------
     [Signature]                   [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          42

Form 13F Information Table Value Total:      265126

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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GME  CAPITAL,LLC
FORM  13F
30-Jun-11

                                                                                                    Voting Authority
                                                                                                    ----------------
                                                               Value   Shares/  Sh/  Put,  Invstmt  Other
Name of Issuer                   Title of class     CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------  ----------------  ---------  --------  -------- ---  ----  -------  --------  ------  ------  -----
3D SYSTEMS CORP                 COM NEW          88554D205    14958    758920   SH         Defined             758920
ACCELR8 TECHNOLOGY CORP         COM NEW          004304200      276     68400   SH         Defined              68400
AMERICAN VANGUARD CORP          COM              030371108     2091    161245   SH         Defined             161245
ANALOG DEVICES INC              COM              032654105    14874    380023   SH         Defined             380023
APPLE INC                       COM              037833100     5438     16200   SH         Defined              16200
BRIGHAM EXPLORATION CO          COM              109178103      299     10000   SH         Defined              10000
CELGENE CORP                    COM              151020104    49851    826442   SH         Defined             826442
CENTRAL FUND OF CANADA LTD      CL A             153501101     7818    383800   SH         Defined             383800
CONTINENTAL RESOURCES INC       COM              212015101    15027    231500   SH         Defined             231500
ELAN CORP PLC  ADR              ADR              284131208    18126   1594225   SH         Defined            1594225
ENERGY FOCUS INC                COM              29268T102      113    240532   SH         Defined             240532
EQT CORPORATION                 COM              26884L109     8771    167000   SH         Defined             167000
GOLDCORP INC                    COM              380956409    12005    248700   SH         Defined             248700
GTX INC                         COM              40052B108       96     20000   SH         Defined              20000
HCP, INC                        COM              40414L109      235      6400   SH         Defined               6400
IDENIX PHARMACEUTICALS INC      COM              45166R204      200     40000   SH         Defined              40000
INTERNATIONAL BUSINESS MACHINE  COM              459200101    13329     77700   SH         Defined              77700
KOPIN CORP.                     COM              500600101       83     17568   SH         Defined              17568
LIVEPERSON INC                  COM              538146101      283     20000   SH         Defined              20000
LML PAYMENT SYSTEMS INC         COM              50208P109      118     30000   SH         Defined              30000
METABOLIX INC                   COM              591018809     3502    490434   SH         Defined             490434
MOSAIC CO                       COM              61945C103     4064     60000   SH         Defined              60000
NEWMONT MINING CORPORATION      COM              651639106     3360     62250   SH         Defined              62250
ORITANI FINANCIAL CORP          COM              68633D103      136     10650   SH         Defined              10650
PFIZER INC.                     COM              717081103     5508    267400   SH         Defined             267400
POTLATCH CORP                   COM              737630103     3097     87800   SH         Defined              87800
PROCERA NETWORKS INC            COM              74269U203      215     20000   SH         Defined              20000
QUIDEL CORP                     COM              74838J101     7548    498200   SH         Defined             498200
RENTRAK CORP                    COM              760174102     2699    152115   SH         Defined             152115
SILVER WHEATON CORP             COM              828336107     1254     38000   SH         Defined              38000
SOUTHWESTERN ENERGY CO          COM              845467109    21798    508350   SH         Defined             508350
STERICYCLE INC                  COM              858912108    12168    136532   SH         Defined             136532
THERMO FISHER SCIENTIFIC INC    COM              883556102     6252     97100   SH         Defined              97100
UNIVERSAL HEALTH RLTY INCOME T  SH BEN INT       91359E105     1283     32083   SH         Defined              32083
VERTEX PHARMACEUTICALS INC      COM              92532F100     2636     50700   SH         Defined              50700
VIRNETX HOLDING CORP            COM              92823T108    10456    361300   SH         Defined             361300
XEROX CORP.                     COM              984121103     7697    739400   SH         Defined             739400
ZIX CORPORATION                 COM              98974P100     4375   1139197   SH         Defined            1139197
CURRENCYSHARES AUSTRALIAN DOLL  AUSTRALIAN DOL   23129U101      538      5000   SH         Defined               5000
CURRENCYSHARES CANADIAN DOLLAR  CDN DOLLAR SHS   23129X105      516      5000   SH         Defined               5000
METABOLIX INC (REST. FOR SALE   COM              591018809      100     14000   SH         Defined              14000
METABOLIX INC (RESTRICTED)      COM              591018809     1933    270686   SH         Defined             270686
REPORT SUMMARY                  42               DATA RECORDS  265126           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED